UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The
Massachusetts Health & Education Tax-Exempt Trust, 55 East 52nd Street, New York, NY
10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 143.3%
Corporate — 4.2%
Massachusetts Development Finance
Agency, RB, Ogden Haverhill Project,
Series A, AMT, 6.70%, 12/01/14	$ 255	$ 257,619
Massachusetts Health & Educational
Facilities Authority, RB, Cape Cod
Healthcare Obligor (AGC), 5.00%,
11/15/31	1,000	987,190
		1,244,809
Education — 77.6%
Massachusetts Development Finance
Agency, RB:
Boston University, Series T-1
(AMBAC), 5.00%, 10/01/39	1,000	998,420
College Issue, Series B (Syncora),
5.25%, 7/01/33	860	864,085
College of Pharmacy & Allied Health,
Series D (AGC), 5.00%, 7/01/27	500	514,830
Foxborough Regional Charter
School, Series A, 7.00%, 7/01/42	250	255,933
Smith College, 5.00%, 7/01/35	2,000	2,007,220
WGBH Educational Foundation,
Series A (AMBAC), 5.75%, 1/01/42	1,100	1,174,965
Wheeler School Issue, 6.50%,
12/01/29	540	540,200
Massachusetts Development Finance
Agency, Refunding RB:
Boston University, Series P, 5.45%,
5/15/59	1,500	1,534,845
Clark University (Syncora), 5.13%,
10/01/35	500	501,130
Western New England, Series A
(AGC), 5.00%, 9/01/33	250	248,300
Wheelock College, Series C, 5.25%,
10/01/37	1,000	916,650
Williston Northampton School
Project (Syncora), 5.00%, 10/01/25	500	489,205
Worcester Polytechnic Institute
(NPFGC), 5.00%, 9/01/27	1,985	2,010,944

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Education (concluded)
Massachusetts Health & Educational
Facilities Authority, RB:
Harvard University, Series B,
5.00%, 10/01/38	$ 400	$ 418,340
Harvard University, Series FF,
5.13%, 7/15/37	850	853,171
Northeastern University, Series R,
5.00%, 10/01/33	225	225,173
Springfield College, 5.63%,
10/15/40	500	504,655
Tufts University, 5.38%, 8/15/38	1,000	1,057,730
University of Massachusetts,
Series C (NPFGC), 5.13%, 10/01/34	230	230,163
Massachusetts Health & Educational
Facilities Authority, Refunding RB:
Berklee College of Music, Series A,
5.00%, 10/01/37	1,000	998,460
Boston College, Series N, 5.13%,
6/01/37	1,000	1,028,670
Harvard University, Series A, 5.50%,
11/15/36	100	109,281
Tufts University, Series M, 5.50%,
2/15/27	1,000	1,168,420
Wellesley College, 5.00%, 7/01/33	1,500	1,524,405
Massachusetts Health & Educational
Facilities Authority, Wheaton College,
Series D, 6.00%, 1/01/18	950	950,209
Massachusetts State College Building
Authority, RB, Series A (AMBAC),
5.00%, 5/01/31	1,000	1,022,330
Massachusetts State College Building
Authority, Refunding RB, Series B
(Syncora), 5.50%, 5/01/39	825	895,438
		23,043,172
Health — 48.9%
Massachusetts Development Finance
Agency, RB:
First Mortgage, Edgecombe Project,
Series A, 6.75%, 7/01/21	855	872,955
First Mortgage, Overlook
Communities, Series A, 6.13%,
7/01/24	850	737,196
Seven Hills Foundation & Affiliates
(Radian), 5.00%, 9/01/35	500	402,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	VRDN	Variable Rate Demand Notes
ERB	Education Revenue Bonds

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST

NOVEMBER 30, 2010

1

Schedule of Investments(continued)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Health (concluded)
Massachusetts Development Finance
Agency, Refunding RB:
Carleton-Willard Village, 5.63%,
12/01/30	$ 500	$ 494,380
First Mortgage, Brookhaven,
Series A (Radian), 5.00%, 3/01/35	1,250	1,041,137
Massachusetts Health & Educational
Facilities Authority, RB:
Baystate Medical Center, Series F,
5.75%, 7/01/33	1,000	1,006,400
Berkshire Health System, Series E,
6.25%, 10/01/31	350	353,122
Berkshire Health System, Series F
(AGC), 5.00%, 10/01/19	1,000	1,049,710
Children's Hospital, Series M, 5.25%,
12/01/39	600	614,700
Children's Hospital, Series M, 5.50%,
12/01/39	500	521,260
Lahey Clinic Medical Center, Series
D, 5.25%, 8/15/37	1,000	977,450
Milford-Whitinsville Hospital, Series
D, 6.35%, 7/15/12 (a)	750	824,745
Southcoast Health Obligation, Series
D, 5.00%, 7/01/39	500	477,310
Winchester Hospital, 5.25%,
7/01/38	1,000	924,700
Massachusetts Health & Educational
Facilities Authority, Refunding RB:
Caregroup, Series E-1, 5.00%,
7/01/28	500	480,740
Christopher House, Series A, 6.88%,
1/01/29	470	449,626
Healthcare System, Covenant,
6.00%, 1/01/12 (a)	170	181,747
Healthcare System, Covenant,
6.00%, 1/01/12 (a)	85	90,874
Healthcare System, Covenant,
6.00%, 7/01/22	630	645,410
Healthcare System, Covenant,
6.00%, 7/01/31	315	319,791
Partners Healthcare System, Series
B, 5.25%, 7/01/29	1,000	1,002,930
Valley Regional Health System,
Series C (AMBAC), 5.75%, 7/01/18	395	396,351
Massachusetts Industrial Finance
Agency, RB, Age Institute of
Massachusetts Project, 8.05%,
11/01/25	655	655,485
		14,520,019
Housing — 9.5%
Massachusetts HFA, HRB, Series B, AMT,
5.50%, 6/01/41	495	483,555
Massachusetts HFA, Refunding HRB,
Series F, AMT, 5.70%, 6/01/40	970	975,568
Massachusetts HFA, Refunding RB, AMT:
Series 132, 5.38%, 12/01/27	400	409,352
Series C, 5.35%, 12/01/42	1,000	960,110
		2,828,585

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
State — 3.1%
Massachusetts Development Finance
Agency, ERB, Middlesex School
Project, 5.00%, 9/01/33	$ 400	$ 402,012
Massachusetts State College Building
Authority, RB, Series A, 5.50%,
5/01/39	500	527,530
		929,542
Total Municipal Bonds in Massachusetts		42,566,127
Puerto Rico — 12.3%
County/City/Special District/School District — 3.5%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C:
6.00%, 8/01/39	510	539,860
(AGM), 5.13%, 8/01/42	500	500,530
		1,040,390
State — 3.5%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	1,000	1,031,570
Utilities — 5.3%
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	1,000	1,009,820
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (BHAC),
5.25%, 7/01/25	500	553,920
		1,563,740
Total Municipal Bonds in Puerto Rico		3,635,700
Total Municipal Bonds – 155.6%		46,201,827
Municipal Bonds Transferred to Tender
Option Bond Trusts (b)
Massachusetts — 7.0%
State — 7.0%
Massachusetts School Building
Authority, RB, Series A (AGM), 5.00%,
8/15/30	2,010	2,070,598
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 7.0%		2,070,598
Total Long-Term Investments
(Cost – $48,296,974) – 162.6%		48,272,425

2 THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST

NOVEMBER 30, 2010

Schedule of Investments(concluded)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)

(Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)	Value
Massachusetts —1.0%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
VRDN, Partners Healthcare System,
Series D-1, 0.26%, 12/01/10 (c)	$ 300	$ 300,000
	Shares
Money Market Fund —0.7%
BIF Massachusetts Municipal Money
Fund 0.00% (d)(e)	206,684	206,684
Total Short-Term Securities
(Cost – $506,684) – 1.7%		506,684
Total Investments
(Cost – $48,803,658*) – 164.3%		48,779,109
Other Assets Less Liabilities – 2.5%		758,655
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (4.5)%		(1,340,689)
Preferred Shares, at Redemption Value – (62.3)%		(18,501,344)
Net Assets Applicable to Common Shares – 100.0%		$ 29,695,731

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 47,452,227
Gross unrealized appreciation	$ 898,420
Gross unrealized depreciation	(911,133)
Net unrealized depreciation	$ (12,713)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

______________________________________________________________________________________________________________________________________________________________________________________________________________

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BIF
Massachusetts
Municipal
Money Fund	1,455,666	(1,248,982)	206,684	$ -
(e) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 48,272,425	—	$ 48,272,425
Short-Term
Securities	$ 206,684	300,000	—	506,684
Total	$ 206,684	$ 48,272,425	—	$ 48,779,109

1 See above Schedule of Investments for values in each sector.

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST

NOVEMBER 30, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: January 26, 2011